THE DRESHER FAMILY OF FUNDS
                      The Dresher Classic Retirement Fund
                                       &
                     The Dresher Comprehensive Growth Fund
                               SEMI-ANNUAL REPORT
                                 June 30, 2001

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                     General

During the first quarter of 2001, the markets continued to sell-off; however, as the second quarter came to a close, there was finally some improvement in stock prices and growing optimism that the market would rebound in the near future, perhaps as soon as the fourth quarter of 2001. This is in contrast to reduced earnings expectations year-over-year and trouble on the employment front as announcements of more layoffs continue. With strength in consumer spending being credited with keeping the U. S. economy out of a recession, this growing optimism may fade quickly if worsening unemployment numbers prove to be a trend. The Federal Reserve Bank is aggressively cutting interest rates, but it is too soon to know if their actions will be enough to re-stimulate the economy.

With that back-drop, The Dresher Family of Funds have taken on a more defensive posture with the allocation of assets in the second quarter of 2001 by building reserves in the money market funds and adding investments in short- to intermediate-term bond funds. We have also lowered our investments in technology and strategic focus funds and increased diversification in each of the portfolios by adding some new equity funds and re-weighting amounts held in existing funds.

                      The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the first 6 months of the year was - (17.32%).

                     The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a growth fund, which seeks capital appreciation without regard to current income. Under normal market conditions, the Fund will invest at least 75% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the first 6 months of the year was - (16.54%).

Performance of both Funds has more closely tracked or exceeded the Lipper and S&P 500 Indexes since the second quarter when changes as discussed above were put into place. We are confident that The Dresher Family of Funds can provide long-term benefits to our shareholders and thank you for the trust you have shown in us by your investment in the Funds.

                            PORTFOLIO OF INVESTMENTS
                      THE DRESHER CLASSIC RETIREMENT FUND
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                                   PERCENTAGE
FUND                                    SHARES         VALUE        OF TOTAL
___________________________________     ______         _____       __________

Vanguard Money Market - Prime         1,411,344    $ 1,411,344          12.0%
Vanguard Fixed Short Term Corporate     109,257      1,176,696          10.0%
Strong Short Term Bond Fund             122,918      1,170,178           9.9%
Vanguard Fixed-GNMA                     133,683      1,169,794           9.9%
Harbor Bond Fund                        103,681      1,168,479           9.9%
Vanguard Index Trust 500                  7,659        865,663           7.3%
Turner Mid Cap Growth                    22,631        581,403           4.9%
Weitz Series Value Fund                  15,921        577,781           4.9%
Janus Growth & Income                    16,947        553,475           4.7%
Strong Growth Fund                       26,870        551,100           4.7%
Selected American Shares                 16,677        542,167           4.6%
White Oak Growth Fund                    11,939        520,419           4.4%
Marsico Growth and Income                33,182        511,007           4.3%
Price Blue Chip Growth Fund              16,465        498,894           4.2%
Janus Worldwide Fund                      2,853        139,887           1.2%
Fidelity Diversified International        6,332        125,697           1.1%
                                                   -----------          -----
Total Investments (cost $11,960,618)                11,563,984          98.0%
Other Assets and Liabilities                           226,803           2.0%
                                                   -----------         ------
Net Assets                                         $11,790,787         100.0%
                                                   ===========         ======



                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
                 _______________________________________________

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $12,228                       $13,028
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '01                     $10,110                       $12,820
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE
    The accompanying notes are an integral part of the financial statements.

                            PORTFOLIO OF INVESTMENTS
                     THE DRESHER COMPREHENSIVE GROWTH FUND
                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                                   PERCENTAGE
FUND                                    SHARES         VALUE        OF TOTAL
___________________________________     ______         _____       __________

Vanguard Index Trust - 500              12,193     $ 1,378,074         11.2%
Vanguard Fixed Short Term Corporate    115,397       1,242,829         10.1%
Strong Short Term Bond Fund            129,823       1,235,918         10.0%
Turner Mid Cap Growth                   36,303         932,623          7.6%
Weitz Series Value Fund                 25,572         928,022          7.5%
Harbor Cap Appreciation Fund            29,011         901,670          7.3%
Price Blue Chip Growth Fund             29,654         898,507          7.3%
Torray Fund                             23,364         888,998          7.2%
Marsico Growth and Income               57,635         887,581          7.2%
Strong Growth Fund                      43,120         884,397          7.2%
White Oak Growth Fund                   19,020         829,081          6.7%
Vanguard Money Market - Prime          693,441         693,441          5.6%
Fidelity Diversified International      14,786         293,505          2.4%
Tweedy Browne Global Value               7,605         155,515          1.3%
                                                   -----------        ------
Total Investments (cost $12,967,368)                12,150,161         98.6%
Other Assets and Liabilities                           177,525          1.4%
                                                   -----------        ------
Net Assets                                         $12,327,686        100.0%
                                                   ===========        ======


                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
                 _______________________________________________

                          The Dresher Comprehensive     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $13,296                       $13,450
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '01                     $11,097                       $11,212
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE
    The accompanying notes are an integral part of the financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                              CLASSIC             COMPREHENSIVE
                                          RETIREMENT FUND          GROWTH FUND
                                          ---------------         ------------

ASSETS

  Investments in Securities:
    At Acquisition Cost                   $   11,960,618        $    12,967,368
                                          ==============        ===============


    At Value (Note 1)                     $   11,563,984        $    12,150,161
  Cash, at Custodian Bank                        228,037                178,600
    Interest and Dividends Receivable                587                    495
                                          --------------        ---------------

   TOTAL ASSETS                               11,792,608             12,329,256
                                         ---------------        ---------------

LIABILITIES
   Payable to Advisor (Note 3)                     1,821                  1,570
                                         ---------------        ---------------

   TOTAL LIABILITIES                               1,821                  1,570
                                         ---------------        ---------------

NET ASSETS                               $    11,790,787        $    12,327,686
                                         ===============        ===============


NET ASSETS consist of:
   Capital Shares                        $    13,271,650        $    14,470,742
   Accumulated Net Realized Gain
     (Loss) on Investments                    (1,084,229)            (1,325,849)
   Net Unrealized Depreciation
     in Investments                             (396,634)              (817,207)
                                        ----------------        ---------------

NET ASSETS                              $     11,790,787        $    12,327,686
                                        ================        ===============

SHARES OUTSTANDING (Unlimited Number
  of Shares Authorized, No Par Value)            503,005                523,285
                                        ================         ==============

NET ASSET VALUE PER SHARE               $          23.44         $        23.56
                                        ================         ==============

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)


                                              CLASSIC             COMPREHENSIVE
                                          RETIREMENT FUND          GROWTH FUND
                                          ---------------         -------------

INVESTMENT INCOME
   Interest Income                       $       19,051          $       22,569
   Dividend Income From Underlying Funds         78,549                  48,592
                                         --------------          --------------
 Total Investment Income                         97,600                  71,161
                                         --------------          --------------

EXPENSES
   Management Fees (Note 3)                      69,802                  77,742
   Distribution Fees (Note 3)                    14,539                  16,194
                                         --------------          --------------
Total Expenses Before Waiver By Advisor          84,341                  93,936
                                         --------------          --------------

   Fees Waived By Advisor (Note 3)              (14,539)                (16,194)
                                         --------------          --------------

Total Expenses After Fees Waived
  By Advisor                                     69,802                  77,742
                                         --------------          --------------

NET INVESTMENT INCOME (LOSS)                     27,798                  (6,581)
                                         --------------          --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Capital Gain Distributions Received
     From Underlying Funds                       29,890                  42,563
   Realized Gain (Loss) on Sale of
     Underlying Funds                        (1,116,335)             (1,361,633)
   Change in Net Unrealized Appreciation
     of Underlying Funds                     (1,219,859)             (1,085,532)
                                         --------------          --------------
Net Realized and Unrealized Gain (Loss)
  on Investments                             (2,306,304)             (2,404,602)
                                         --------------          --------------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                             $   (2,278,506)         $   (2,411,183)
                                         ==============          ==============



   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                            CLASSIC RETIREMENT
                                                  FUND
                                    -----------------------------------
                                    For the Six Months      For the
                                     Ended 6/30/2001      Year Ended
                                      (Unaudited)         12/31/2000
                                    -----------------------------------

OPERATIONS
Net Investment Income (Loss)        $      27,798    $      (42,393)
Net Realized Gain (Loss) from
  Security Transactions                (1,116,335)         (159,037)
Capital Gain Distributions
  from Underlying Funds                    29,890           643,880
Change in Net Unrealized
  Appreciation in Underlying
  Funds                                (1,219,859)       (1,887,141)
                                    -------------    --------------
Increase (Decrease) in Net
  Assets from Operations               (2,278,506)       (1,444,691)
                                    -------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net
  Investment Income                        -                 -
Dividends from Net
  Realized Gains                           -               (413,838)
                                    -------------    --------------
Decrease in Net Assets
  due to Distributions                     -               (413,838)
                                    -------------    --------------
CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold               2,481,830         5,897,689
Reinvestment of Distributions              57,978           543,086
Cost of Shares Redeemed                (1,717,799)       (2,891,171)
                                    -------------    --------------
Increase in Net Assets due
  to Share Transactions                   822,009         3,549,604
                                    -------------    --------------
Increase (Decrease)
  in Net Assets                        (1,456,497)        1,691,075
Net Assets - Beginning of Year         13,247,284        11,556,209
                                    -------------    --------------
Net Assets - 06/30/01               $  11,790,787    $   13,247,284
                                    =============    ==============

OTHER INFORMATION

Shares:
  Sold                                    101,284           186,043
  Issued in Reinvestment
    of Distributions                        2,344            18,558
  Redeemed                                (67,923)          (91,232)
                                     ------------    --------------
Net Increase                               35,705           113,369
                                     ============    ==============



                                              COMPREHENSIVE
                                               GROWTH FUND
                                    -----------------------------------
                                    For the Six Months      For the
                                     Ended 6/30/2001      Year Ended
                                      (Unaudited)         12/31/2000
                                    -----------------------------------

OPERATIONS
Net Investment Income (Loss)        $       (6,581)  $      (41,901)
Net Realized Gain (Loss) from
  Security Transactions                 (1,361,633)         315,231
Capital Gain Distributions
  from Underlying Funds                     42,563        1,164,098
Change in Net Unrealized
  Appreciation in Underlying
  Funds                                 (1,085,532)      (3,284,379)
                                    --------------   --------------
Increase (Decrease) in Net
  Assets from Operations                (2,411,183)      (1,846,951)
                                    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net
  Investment Income                         -                -
Dividends from Net
  Realized Gains                            -            (1,426,229)
                                    --------------   --------------
Decrease in Net Assets
  due to Distributions                      -            (1,426,229)
                                    --------------   --------------
CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold                1,225,920        6,987,051
Reinvestment of Distributions               63,876        1,561,408
Cost of Shares Redeemed                 (1,160,192)      (3,564,263)
                                    --------------    -------------
Increase in Net Assets due
  to Share Transactions                    129,604        4,984,196
                                    --------------    -------------
Increase (Decrease)
  in Net Assets                         (2,281,579)       1,711,016
Net Assets - Beginning of Year          14,609,265       12,898,249
                                    --------------    -------------
Net Assets - 06/30/01               $   12,327,686    $  14,609,265
                                    ==============    =============

OTHER INFORMATION

Shares:
  Sold                                      49,151          199,869
  Issued in Reinvestment
    of Distributions                         2,570           53,827
  Redeemed                                 (45,993)        (102,610)
                                     -------------     ------------
Net Increase                                 5,728          151,086
                                     =============     ============







   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS

Per share information for a share outstanding throughout the period.

                                                    CLASSIC
                                                RETIREMENT FUND
                                   ---------------------------------------

                                     For the Six      For the     For the
                                    Months Ended    Year Ended  Year Ended
                                    June 30, 2001    December     December
                                     (Unaudited)     31, 2000     31, 1999
                                    -------------  -----------  ----------

Net Asset Value,
  Beginning Period                         $28.35       $32.65      $26.00
                                    -------------  -----------  ----------

Investment Operations
   Net Investment Income (Loss)             (0.06)       (0.07)      (0.02)
   Net Realized and Unrealized
     Gain (Loss) on Investments             (4.85)       (3.31)       6.97
                                    -------------  -----------  ----------
Total from Investment Operations            (4.91)       (3.38)       6.95
                                    -------------  -----------  ----------

Distributions
   Dividends from Net
     Investment Income                          -            -           -
   Distributions from
     Net Realized Gains                         -        (0.92)      (0.30)
                                    -------------  -----------  ----------
Total from Distributions                        -        (0.92)      (0.30)
                                    -------------  -----------  ----------

Net Asset Value,
  End of Period                            $23.44       $28.35      $32.65
                                    =============  ===========  ==========

Total Return                               (17.32%)     (10.35%)     26.73%
Ratio of Net Expenses to
  Average Net Assets                         1.20%        1.20%       1.20%
Ratio of Expenses Before
  Waiver to Average Net Assets               1.45%        1.45%       1.45%
Ratio of Net Investment Income
  (Loss) to Average Net Assets               0.23%       (0.31%)     (0.05%)
Portfolio Turnover Rate                    111.47%       15.59%      54.02%

Net Assets,
  End of Period (000's)                   $11,791      $13,247      $11,556
                                    =============  ===========  ==========


                                                    CLASSIC
                                                RETIREMENT FUND
                                   ---------------------------------------
                                                    For the Period from
                                      For the     October 1, 1997 (Date
                                    Year Ended      of Commencement of
                                     December     Investment Operations)
                                     31, 1998      to December 31, 1997
                                   -----------    ---------------------

Net Asset Value,
  Beginning Period                      $24.20                   $25.23
                                   -----------    ---------------------

Investment Operations
   Net Investment Income (Loss)          (0.05)                    0.34
   Net Realized and Unrealized
     Gain (Loss) on Investments           1.96                    (0.40)
                                   -----------    ---------------------
Total from Investment Operations          1.91                    (0.06)
                                   -----------    ---------------------

Distributions
   Dividends from Net
     Investment Income                   (0.11)                   (0.34)
   Distributions from
     Net Realized Gains                     -                     (0.63)
                                   -----------    ---------------------
Total from Distributions                 (0.11)                   (0.97)
                                   -----------    ---------------------

Net Asset Value,
  End of Period                         $26.00                   $24.20
                                   ===========    =====================

Total Return                              7.89%                   (0.20%)
Ratio of Net Expenses to
  Average Net Assets                      1.20%                    1.20%  (a)
Ratio of Expenses Before
  Waiver to Average Net Assets            1.45%                    1.45%  (a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets           58.00%                    5.36%  (a)
Portfolio Turnover Rate                  96.94%                    6.77%

Net Assets,
  End of Period (000's)                $9,731                   $4,665
                                   ===========    =====================


(a) Annualized

                          THE DRESHER FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS

Per share information for a share outstanding throughout the period.

                                                  COMPREHENSIVE
                                                   GROWTH FUND
                                    ------------------------------------

                                    For the Six     For the     For the
                                    Months Ended  Year Ended  Year Ended
                                    June 30, 2001  December    December
                                     (Unaudited)   31, 2000    31, 1999
                                    ------------- ----------  ----------

Net Asset Value,
  Beginning Period                         $28.23     $35.20      $26.44
                                    ------------- ----------  ----------

Investment Operations
   Net Investment Income (Loss)             (0.01)      0.12       (0.12)
   Net Realized and Unrealized
     Gain (Loss) on Investments             (4.66)     (4.04)       9.68
                                    ------------- ----------  ----------
Total from Investment Operations            (4.67)     (3.92)       9.56
                                    ------------- ----------  ----------

Distributions
   Dividends from Net
     Investment Income                          -          -           -
   Distributions from
     Net Realized Gains                         -      (3.05)      (0.80)
                                    ------------- ----------  ----------
Total from Distributions                        -      (3.05)      (0.80)
                                    ------------- ----------  ----------

Net Asset Value,
  End of Period                            $23.56     $28.23      $35.20
                                    ============= ==========  ==========

Total Return                               (16.54%)   (11.14%)     36.16%
Ratio of Net Expenses to
  Average Net Assets                         1.20%      1.20%       1.20%
Ratio of Expenses Before
  Waiver to Average Net Assets               1.45%      1.45%       1.45%
Ratio of Net Investment Income
  (Loss) to Average Net Assets              (0.05%)    (0.29%)     (0.38%)
Portfolio Turnover Rate                     87.88%     42.19%      59.86%

Net Assets,
  End of Period (000's)                   $12,328    $14,609     $12,898




                                                  COMPREHENSIVE
                                                   GROWTH FUND
                                    -------------------------------------
                                                    For the Period from
                                       For the     October 1, 1997 (Date
                                     Year Ended     of Commencement of
                                      December    Investment Operations)
                                      31, 1998     to December 31, 1997
                                     ----------  ------------------------

Net Asset Value,
  Beginning Period                       $24.44                    $25.14
                                     ----------  ------------------------

Investment Operations
   Net Investment Income (Loss)           (0.08)                     0.33
   Net Realized and Unrealized
     Gain (Loss) on Investments            2.45                     (0.27)
                                     ----------  ------------------------
Total from Investment Operations           2.37                      0.06
                                     ----------  ------------------------

Distributions
   Dividends from Net
     Investment Income                        -                     (0.33)
   Distributions from
     Net Realized Gains                   (0.37)                    (0.43)
                                     ----------  ------------------------
Total from Distributions                  (0.37)                    (0.76)
                                     ----------  ------------------------

Net Asset Value,
  End of Period                          $26.44                    $24.44
                                     ==========  ========================

Total Return                               9.70%                     0.28%
Ratio of Net Expenses to
  Average Net Assets                       1.20%                     1.20%  (a)
Ratio of Expenses Before
  Waiver to Average Net Assets             1.45%                     1.45%  (a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets            (0.43%)                    5.12%  (a)
Portfolio Turnover Rate                   48.23%                    22.39%

Net Assets,
  End of Period (000's)                 $10,434                    $3,592





(a) Annualized

                          THE DRESHER FAMILY OF FUNDS
                         NOTES TO FINANCiAL STATEMENTS
                                 JUNE 30, 2001

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies ("mutual funds")are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to be paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differ-ences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                          THE DRESHER FAMILY OF FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $14,160,000 and $12,322,922, respectively for The Dresher Classic Retirement Fund and $12,195,000 and $10,632,351, respectively for The Dresher Comprehensive Growth Fund.

At June 30, 2001, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $11,960,618 and for The Dresher Comprehensive Growth Fund was $12,967,368.

At June 30, 2001, the total unrealized appreciation and total unrealized depreciation was $114,116 and $510,750, respectively for The Dresher Classic Retirement Fund and $240,142 and $1,057,359, respectively for The Dresher Comprehensive Growth Fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Funds' investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least March 16, 2003. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period January 1, 2001 to June 30, 2001, the Advisor was due $69,802 and $77,741 and waived $14,539 and $16,194 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

                          THE DRESHER FAMILY OF FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2001

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the six months ended June 30, 2001, NFA Brokerage, Inc. received $14,539 and $16,194 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

NOTE 4 - AGREEMENT BETWEEN THE NATIONAL ADViSORY GROUP, INC. AND PENNROCK FINANCIAL SERVICES

On March 16, 2001 the shareholders of The National Advisory Group, Inc. (National), the corporate parent for the Funds' investment manager, distributor and transfer agent, finalized an agreement with PennRock Financial Serivces Corp. (PennRock), a Pennsylvania bank holding company pursuant to which PennRock acquired all of the outstanding shares of stock of National.

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                                SERVICING AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, PA 19111

BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025

INDEPENDENT ACCOUNTANTS:

Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNCIL:

J. Baur Whittlesey
Ledgewood Law Firm, P.C.
1521 Locust Street
Philadlephia, PA 19102

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